Additional Information - Condensed Financial Information of Sohu.com Inc. (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
Material contingencies	no	no
Significant provisions of long-term obligations	no	no
Guarantees	no	no